Equipment and Improvements (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule Of Equipment and Improvements, net

Equipment and Improvements, net
December 31,
2022
Furniture and office equipment	$72,692
Lab equipment	153,668
IT equipment	16,895

243,255
Less: accumulated depreciation	6,723

Total	$236,532